Document and Entity Information	Sep. 20, 2021
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Sep. 20, 2021
Entity Registrant Name	Hudson Executive Investment Corp. II
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39931
Entity Tax Identification Number	85-2658967
Entity Address, Address Line One	c/o Cadwalader, Wickersham & Taft LLP
Entity Address, Address Line Two	200 Liberty Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10281
City Area Code	212
Local Phone Number	521-8495
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001823033
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address, Address Line One	570 Lexington Avenue
Entity Address, Address Line Two	35th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
Capital Units [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A common stock and one-fourth of one redeemable warrant
Trading Symbol	HCIIU
Security Exchange Name	NASDAQ
Common Class A [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	HCII
Security Exchange Name	NASDAQ
Warrant [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Class A common stock, each at an exercise price of $11.50 per share
Trading Symbol	HCIIW
Security Exchange Name	NASDAQ